Active High Yield ETF Investment Objectives and Goals - Active High Yield ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: JPHY
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to achieve a return in excess of the benchmark by investing primarily in below investment grade corporate debt securities. A high level of current income is the Fund’s primary objective and capital appreciation is a secondary objective.
Objective, Secondary [Text Block]	and capital appreciation is a secondary objective.